Revenue and other operating income (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of revenue sources	In the following table, revenue is disaggregated by type of contract.

	For the six month period ended June 30, 2026
	Marine						Other	Less: Elimination	Total
(in thousands of USD)	Euronav	Bocimar	Delphis	Bochem	Windcat	Total
Pool Revenue	32,187	—	—	9,258	—	41,445	—	—	41,445
Spot Voyages	188,544	608,351	—	—	—	796,895	—	—	796,895
Revenue from contracts with customers	220,731	608,351	—	9,258	—	838,340	—	—	838,340
Time Charters	151,894	138,443	21,668	22,158	50,182	384,345	888	—	385,233
Total revenue	372,625	746,794	21,668	31,416	50,182	1,222,685	888	—	1,223,573

Other income	35,698	39	—	262	1,112	37,111	5,370	(5,426)	37,055

	For the six month period ended June 30, 2025
	Marine						Other	Less: Elimination	Total
(in thousands of USD)	Euronav	Bocimar	Delphis	Bochem	Windcat	Total
Pool Revenue	64,766	—	—	8,861	—	73,627	—	—	73,627
Spot Voyages	91,206	183,653	—	—	—	274,859	—	—	274,859
Revenue from contracts with customers	155,972	183,653	—	8,861	—	348,486	—	—	348,486
Time Charters	107,212	108,744	21,571	14,496	21,461	273,484	882	—	274,366
Total revenue	263,184	292,397	21,571	23,357	21,461	621,970	882	—	622,852

Other income	15,729	586	—	—	—	16,315	12,419	(8,579)	20,155